Shareholder Report, Holdings (Details) - C000241458 [Member]	Sep. 30, 2024
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
iShares 0-3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
United States Treasury Bill 4.12%, 09/04/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
United States Treasury Bill 5.26%, 10/03/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
United States Treasury Note/Bond 3.00%, 10/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
United States Treasury Bill 5.10%, 02/20/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
United States Treasury Note/Bond 0.63%, 07/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%